American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2026

Focused International Growth Fund - Schedule of Investments
AUGUST 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Austria — 2.1%
Erste Group Bank AG	27,930	3,925,653
Brazil — 0.9%
Ambev SA	569,100	1,656,267
Canada — 7.1%
Aritzia, Inc.(1)	25,130	2,394,689
National Bank of Canada	29,060	4,459,172
Quebecor, Inc., Class B(2)	73,650	3,262,292
TC Energy Corp.	53,220	3,332,322
		13,448,475
China — 1.3%
Contemporary Amperex Technology Co. Ltd., Class H(2)	32,200	2,448,465
Denmark — 4.3%
Novonesis Novozymes B, B Shares	77,940	5,599,389
Orsted AS(1)	122,800	2,586,358
		8,185,747
France — 9.2%
Air Liquide SA	16,510	3,247,918
L'Oreal SA	7,010	3,121,247
Schneider Electric SE	15,540	5,319,038
Societe Generale SA	70,680	5,953,814
		17,642,017
Germany — 1.3%
SAP SE	11,010	2,423,192
Greece — 1.9%
Alpha Bank SA	679,090	3,601,713
Hong Kong — 2.7%
AIA Group Ltd.	241,800	2,337,626
Techtronic Industries Co. Ltd.	164,500	2,829,134
		5,166,760
Ireland — 1.9%
AIB Group PLC	280,230	3,565,617
Israel — 1.1%
Teva Pharmaceutical Industries Ltd., ADR(1)	60,460	2,179,583
Italy — 3.7%
Ferrari NV	10,300	4,360,728
Prysmian SpA	19,450	2,718,657
		7,079,385
Japan — 15.0%
Keyence Corp.	7,700	4,012,054
Mitsubishi UFJ Financial Group, Inc.	127,700	2,911,385
MS&AD Insurance Group Holdings, Inc.	150,700	4,786,576
Recruit Holdings Co. Ltd.	38,500	4,360,265
Ryohin Keikaku Co. Ltd.	157,100	4,257,550
Terumo Corp.	334,400	5,269,834
Tokyo Electron Ltd.	8,600	3,010,013
		28,607,677
Netherlands — 3.9%
ASML Holding NV	4,440	7,530,383

Peru — 2.1%
Credicorp Ltd.	10,780	3,949,576
South Korea — 5.4%
Samsung Electro-Mechanics Co. Ltd.	1,570	1,655,760
SK Hynix, Inc.	7,210	8,726,174
		10,381,934
Spain — 2.2%
Iberdrola SA	183,030	4,261,266
Sweden — 1.9%
Atlas Copco AB, A Shares	170,250	3,653,893
Switzerland — 5.8%
Galderma Group AG(1)	19,146	3,969,963
Givaudan SA	810	3,284,470
Lonza Group AG	5,400	3,848,334
		11,102,767
Taiwan — 9.3%
Delta Electronics, Inc.	54,000	3,132,797
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	14,654,604
		17,787,401
United Kingdom — 14.6%
Antofagasta PLC	67,130	3,581,733
ARM Holdings PLC, ADR(1)	8,580	2,075,588
BAE Systems PLC	160,170	4,394,377
British American Tobacco PLC	45,410	2,523,151
Compass Group PLC	71,610	2,179,230
London Stock Exchange Group PLC	31,210	3,782,917
Rolls-Royce Holdings PLC	212,130	4,311,364
Standard Chartered PLC	174,040	5,054,499
		27,902,859
United States — 1.5%
Viking Holdings Ltd.(1)	33,910	2,921,007
TOTAL COMMON STOCKS (Cost $161,437,695)		189,421,637
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,938	4,938
State Street Navigator Securities Lending Government Money Market Portfolio(3)	22,763	22,763
		27,701
Repurchase Agreements — 0.6%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/29, valued at $1,066,063), at 3.66%, dated 8/31/26, due 9/1/26 (Delivery value $1,045,106)		1,045,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,072,701)		1,072,701
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $162,510,396)		190,494,338
OTHER ASSETS AND LIABILITIES — 0.2%		386,516
TOTAL NET ASSETS — 100.0%		$190,880,854

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.7%
Financials	23.2%
Industrials	15.8%
Consumer Discretionary	8.4%
Materials	8.2%
Health Care	8.0%
Consumer Staples	3.8%
Utilities	3.6%
Energy	1.8%
Communication Services	1.7%
Short-Term Investments	0.6%
Other Assets and Liabilities	0.2%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,391,996. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,546,218, which includes securities collateral of $2,523,455.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Israel	$2,179,583	—	—
Peru	3,949,576	—	—
United Kingdom	2,075,588	$25,827,271	—
United States	2,921,007	—	—
Other Countries	—	152,468,612	—
Short-Term Investments	27,701	1,045,000	—
	$11,153,455	$179,340,883	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.